Film Related Obligations (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure In Entirety Of Film Related Obligations [Line Items]
Summary of Disclosure In Entirety Of Film Related Obligations

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Film related obligations:
Production Loans	$1,292.2	$1,349.9
Production Tax Credit Facility	260.0	231.8
Backlog Facility and Other	287.3	226.0
IP Credit Facility	109.9	143.8

Total film related obligations	1,949.4	1,951.5
Unamortized issuance costs	(11.4)	(11.4)

Total film related obligations, net	1,938.0	1,940.1
Less current portion	(1,393.1)	(923.7)

Total non-current film related obligations	$544.9	$1,016.4

Schedule of Cumulative Minimum Guaranteed Payments of IP Credit Facility
The following table sets forth future annual contractual principal payment commitments of debt as of March 31, 2024:

	Maturity Date	Year Ending March 31,
Debt Type		2025	2026	2027	2028	2029	Thereafter	Total
	(Amounts in millions)
Revolving Credit Facility	April 2026	$—	$—	$575.0	$—	$—	$—	$575.0
Term Loan A	April 2026	41.1	44.5	313.7	—	—	—	399.3
Term Loan B	March 2025	819.2	—	—	—	—	—	819.2

		$860.3	$44.5	$888.7	$—	$—	$—	$1,793.5

Less aggregate unamortized debt issuance costs								(10.2)

								$1,783.3

Summary of IP Credit Facility Subject To Cumulative Minimum Guaranteed Payment	The cash flows generated from the exploitation of the rights will be applied to repay the IP Credit Facility subject to cumulative minimum guaranteed payment amounts as set forth below:

Cumulative Period From September 29, 2022 Through:	Cumulative Minimum Guaranteed Payment Amounts	Payment Due Date
	(in millions)
September 30, 2023	$30.4	November 14, 2023
September 30, 2024	$60.7	November 14, 2024
September 30, 2025	$91.1	November 14, 2025
September 30, 2026	$121.4	November 14, 2026
July 30, 2027	$161.9	July 30, 2027

Film Related Obligations
Disclosure In Entirety Of Film Related Obligations [Line Items]
Schedule of Cumulative Minimum Guaranteed Payments of IP Credit Facility
The following table sets forth future annual repayment of film related obligations as of March 31, 2024:

	Year Ending March 31,
	2025	2026	2027	2028	2029	Thereafter	Total
	(Amounts in millions)
Production Loans	$973.3	$318.9	$—	$—	$—	$—	$1,292.2
Production Tax Credit Facility (1)	260.0	—	—	—	—	—	260.0
Backlog Facility and Other (1)	118.8	24.1	—	144.4	—	—	287.3
IP Credit Facility (2)	41.0	50.1	18.8	—	—	—	109.9

	$1,393.1	$393.1	$18.8	$144.4	$—	$—	$1,949.4

Less unamortized issuance costs							(11.4)

							$1,938.0

(1)
The repayment dates are based on the projected future amount of collateral available under these facilities. Net advances and payments under these facilities can fluctuate depending on the amount of collateral available.

(2)
Repayment dates are based on the projected future cash flows generated from the exploitation of the rights, subject to a minimum guaranteed payment amount, as applicable (see further information below).